Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	111 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	14.24%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	17.10%	12.96%	13.37%
Performance Inception Date			Oct. 05, 2015
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.16%	11.20%	11.73%
Performance Inception Date			Oct. 05, 2015
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.36%	9.90%	10.50%
Performance Inception Date			Oct. 05, 2015
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	21.67%	13.34%	13.31%
Performance Inception Date			Oct. 05, 2015
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	23.91%	14.47%	14.33%
Performance Inception Date			Oct. 05, 2015